Derivative and Financial Instruments - Commodity Notional (Details) - Commodity Contract [Member] - Short [Member] - Bcfe Bcfe in Billions	Dec. 31, 2019	Dec. 31, 2018
Natural gas and power, Fixed price [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Commodity derivatives - volumetric material net exposures	(5)	(17)
Natural gas and power, Basis [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Commodity derivatives - volumetric material net exposures	(23)	(1)